INCOME TAX: (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income taxes in respect of
Net operating loss carry forward	$ 4,019	$ 3,963
Research and development	2,121	490
Other	101	31
Less - valuation allowance	(6,241)	(4,484)	(3,797)
Net deferred tax assets